ALLOWANCE FOR DOUBTFUL ACCOUNTS (Details) - USD ($) $ in Thousands	6 Months Ended	9 Months Ended		12 Months Ended
	Jun. 20, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Activity related to the allowance for doubtful accounts
Balance at Beginning of Period	$ 1,051	$ 11,677	$ 1,051	$ 1,051
Provision for Bad Debt		$ 54,501	32,569	53,249
Deductions/Write-Offs and Other Charges				(42,623)
Balance at End of Period				11,677	$ 1,051
Cablevision Systems Corporation And Subsidiaries
Activity related to the allowance for doubtful accounts
Balance at Beginning of Period	6,039		$ 6,039	$ 6,039	12,112	$ 14,614
Provision for Bad Debt	13,240				35,802	47,611
Deductions/Write-Offs and Other Charges	(12,378)				(41,875)	(50,113)
Balance at End of Period	$ 6,901				$ 6,039	$ 12,112